Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2022
Fair Value of Financial Instruments
Fair Value of Financial Instruments

15.  Fair Value of Financial Instruments

Fair value of financial instruments

The estimated fair values of the Company's financial instruments at December 31, 2022 and 2021 are set forth below:

The following summary excludes cash and cash equivalents, time deposits, accounts receivable-trade, accounts receivable-other, investments, long-term accounts receivable-other, lease and guarantee deposits, current portion of borrowings, accounts payable-trade, accrued expenses, mandatorily redeemable noncontrolling interests, deposit received and operating lease liability for which fair values approximate their carrying amounts. The summary also excludes investments which are disclosed in Note 5.

Borrowings

The value of current portion of borrowings approximate fair value due to the short-term nature of these liabilities, and the carrying value of the Company’s long-term borrowings approximate fair value at each balance sheet date because the stated rate of interest of the debt approximates the market interest rate at which the Company can borrow similar debt.

Assumptions used in fair value estimates

Fair value estimates are made at a specific point in time, based on relevant market information available and details of the financial instruments. These estimates are practically conducted by the Company which involve uncertainties and matters of significant judgment; therefore, these cannot be determined with precision. Changes in assumptions could significantly affect the estimates.